NOTES PAYABLE (Tables)	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013
Schedule of Maturities of Long-term Debt [Table Text Block]	Convertible notes maturing after one year consists of the following:
Year ending January 31,
2016	$150,000
2017	$950,522

SCHC
Schedule of Maturities of Long-term Debt [Table Text Block]
The following is a summary of principal maturities of notes payable during the next five years:

2014	$271,010
2015	287,489
2016	297,556
2017	217,000
2018	48,724
Thereafter	80,000
1,201,779
Less: Current maturities	271,010
Long-term debt	$930,769